Related-Party Transactions (Schedule Of Trade Accounts And Other Receivables From Related Parties) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)			$ (26)
Texas margin taxes payable	$ 13	$ 26	21
Net payable (receivable)		26	(5)
Texas [Member]
Related Party Transaction [Line Items]
Texas margin taxes payable		21	21
Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	(3)	5	(26)
Texas margin taxes payable	13	21
Net payable (receivable)	10	26
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	(2)	4
Texas margin taxes payable	13	21
Net payable (receivable)	11	25
EFH Corp [Member]
Related Party Transaction [Line Items]
Net payable (receivable)		25
EFH Corp [Member] | Texas [Member]
Related Party Transaction [Line Items]
Texas margin taxes payable		21	21
EFH Corp [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)		4	(21)
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	(1)	1
Net payable (receivable)	$ (1)	1	(5)
Texas Transmission and Investment LLC [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)		$ 1	$ (5)